Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Oct. 01, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2024
Disclosure of defined benefit plans [Line Items]
Curtailment gains			$ 19	$ 1
Enhanced benefits, recognized			8
Settlement loss of annuity contract from third party				(5)
Employer contribution to defined benefit plans				584
Pension contribution				500
Post-employment benefit expense, defined contribution plans			74	83
Other operating gains, net [member]
Disclosure of defined benefit plans [Line Items]
Enhanced benefits, recognized			5
Financial & risk [member]
Disclosure of defined benefit plans [Line Items]
Employer contribution to defined benefit plans			65
Pension contribution			29
Discontinued operations [member]
Disclosure of defined benefit plans [Line Items]
Curtailment gains			12
Enhanced benefits, recognized			$ 3
Medical Cost Trend [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption			1.00%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption			$ 10
Percentage of reasonably possible change in actuarial assumption			1.00%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption			$ 10
Medical cost trend rate			6.50%
Medical Cost Trend [Member] | Employee Benefit Expense [member]
Disclosure of defined benefit plans [Line Items]
Medical cost trend rate					5.00%
Defined Benefit Plan [Member]
Disclosure of defined benefit plans [Line Items]
Curtailment gains			$ 31
Defined Benefit Plan [Member] | Other operating gains, net [member]
Disclosure of defined benefit plans [Line Items]
Curtailment gains			19
Defined Benefit Plan [Member] | Discontinued operations [member]
Disclosure of defined benefit plans [Line Items]
Curtailment gains			12
Thomson reuters group pension plan [member]
Disclosure of defined benefit plans [Line Items]
Purchase of annuity insurance contract liability		$ 288
Payment to acquire annuity contract from third party		293
Settlement loss of annuity contract from third party		$ 5
T R G P And T T C Plans [member]
Disclosure of defined benefit plans [Line Items]
Change in defined benefit obligation due to reasonably possible change in actuarial assumption			$ 60
Increase in life expectancy			1 year
T R G P And T T C Plans [member] | Discount Rate [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption			0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption			$ 125
Percentage of reasonably possible change in actuarial assumption			0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption			$ 125
T R G P And T T C Plans [member] | Rates of Inflation [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption			0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption			$ 21
Percentage of reasonably possible change in actuarial assumption			0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption			$ 21
T R G P And T T C Plans [member] | Rate of Increase in Salaries [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption			0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption			$ 20
Percentage of reasonably possible change in actuarial assumption			0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption			$ 20
Material defined benefit plans [Member]
Disclosure of defined benefit plans [Line Items]
Expected employer contribution to be made in 2019			212
Funded Plans [member]
Disclosure of defined benefit plans [Line Items]
Curtailment gains			20	1
Settlement loss of annuity contract from third party				$ (5)
Expected employer contribution to be made in 2019			17
OPEB [Member]
Disclosure of defined benefit plans [Line Items]
Expected employer contribution to be made in 2019			28
U.K. [Member] | Material defined benefit plans [Member]
Disclosure of defined benefit plans [Line Items]
Expected employer contribution to be made in 2019			$ 167
Financial & risk [member]
Disclosure of defined benefit plans [Line Items]
Percentage of ownership stake sold	55.00%
Financial & risk [member] | U.K. [Member] | Material defined benefit plans [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of ownership stake sold	55.00%
Bottom of range [member]
Disclosure of defined benefit plans [Line Items]
Normal Retirement Age			60 years
Top of range [member]
Disclosure of defined benefit plans [Line Items]
Normal Retirement Age			65 years